Property, plant and equipment, net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment depreciation
Cost of sales and overhead expense	$ 185,131	$ 156,077
Selling expenses	1,970	4,881
Administrative expenses	832,298	627,073
Property, plant and equipment depreciation	$ 1,019,399	$ 788,031